ACCOUNTS RECEIVABLE (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Accounts Receivables [Line Items]
Accounts receivable	$ 284,575,906	$ 196,701,304
Allowance for doubtful accounts	(25,690,771)	(20,102,808)
Accounts receivable, net	$ 258,885,135	$ 176,598,496